UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/09 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and defense (3.1%)
General Dynamics Corp.	90,410	$4,671,485
Goodrich Corp.	110,800	4,906,224
L-3 Communications Holdings, Inc.	127,437	9,704,328
Lockheed Martin Corp.	151,184	11,872,480
United Technologies Corp.	237,100	11,579,964
		42,734,481

Automotive (0.6%)
Honda Motor Co., Ltd. ADR (Japan)	48,800	1,418,128
Magna International, Inc. Class A (Canada)	210,400	7,145,184
		8,563,312

Banking (5.3%)
Bank of America Corp.	1,369,980	12,233,920
BB&T Corp.	300,500	7,013,670
JPMorgan Chase & Co.	919,300	30,336,900
U.S. Bancorp	334,141	6,088,049
Wells Fargo & Co.	849,735	17,003,197
		72,675,736

Beverage (1.1%)
PepsiCo, Inc.	270,500	13,460,080
		13,460,080

Biotechnology (2.0%)
Amgen, Inc. (NON)	441,900	21,418,893
Genzyme Corp. (NON)	110,400	5,887,632
		27,306,525

Broadcasting (0.6%)
Liberty Media Corp. Class A (NON)	342,000	8,327,700
		8,327,700

Building materials (0.3%)
Masco Corp.	402,700	3,567,922
		3,567,922

Cable television (1.4%)
Comcast Corp. Class A	687,200	10,624,112
Time Warner Cable, Inc.	247,913	7,990,236
		18,614,348

Chemicals (2.0%)
CF Industries Holdings, Inc.	19,600	1,412,180
Dow Chemical Co. (The)	278,600	4,457,600
Monsanto Co.	115,836	9,833,318
Potash Corp. of Saskatchewan, Inc. (Canada)	40,419	3,495,839
PPG Industries, Inc.	167,800	7,391,590
		26,590,527

Commercial and consumer services (0.7%)
Alliance Data Systems Corp. (NON)	127,600	5,342,612
Manpower, Inc.	93,200	4,015,988
		9,358,600

Communications equipment (3.7%)
Cisco Systems, Inc. (NON)	1,877,900	36,281,028
Qualcomm, Inc.	352,600	14,922,032
		51,203,060

Computers (5.3%)
Apple, Inc. (NON)	234,067	29,452,651
EMC Corp. (NON)	633,300	7,935,249
Hewlett-Packard Co.	287,140	10,331,297
IBM Corp.	243,600	25,141,956
		72,861,153

Conglomerates (2.0%)
General Electric Co.	2,129,300	26,935,645
		26,935,645

Consumer goods (2.7%)
Avon Products, Inc.	216,200	4,920,712
Colgate-Palmolive Co.	91,800	5,416,200
Estee Lauder Cos., Inc. (The) Class A	213,200	6,374,680

Procter & Gamble Co. (The)	405,600	20,052,864
		36,764,456

Distribution (0.2%)
SYSCO Corp.	108,700	2,535,971
		2,535,971

Electric utilities (2.1%)
American Electric Power Co., Inc.	153,287	4,043,711
Edison International	386,600	11,021,966
Exelon Corp.	82,400	3,801,112
Pepco Holdings, Inc.	771,534	9,219,831
		28,086,620

Electrical equipment (0.4%)
Emerson Electric Co.	146,000	4,969,840
		4,969,840

Electronics (1.8%)
Altera Corp.	77,600	1,265,656
Intel Corp.	432,600	6,826,428
National Semiconductor Corp.	403,100	4,986,347
Tandberg ASA (Norway)	365,800	5,201,841
Texas Instruments, Inc.	325,400	5,876,724
		24,156,996

Energy (oil field) (1.8%)
Halliburton Co.	421,000	8,512,620
Transocean, Ltd. (Switzerland) (NON)	117,700	7,942,396
Weatherford International, Ltd. (NON)	515,700	8,576,091
		25,031,107

Energy (other) (0.4%)
First Solar, Inc. (NON)	31,100	5,824,719
		5,824,719

Engineering and construction (0.2%)
Fluor Corp.	83,000	3,143,210
		3,143,210

Financial (0.2%)
Broadridge Financial Solutions, Inc.	130,000	2,515,500
		2,515,500

Food (2.0%)
Archer Daniels Midland Co.	179,600	4,421,752
Dean Foods Co. (NON)	82,700	1,711,890
General Mills, Inc.	180,800	9,164,752
Kraft Foods, Inc. Class A	500,717	11,716,778
		27,015,172

Forest products and packaging (0.8%)
Crown Holdings, Inc. (NON)	175,500	3,869,775
International Paper Co.	139,500	1,766,070
MeadWestvaco Corp.	314,500	4,925,070
		10,560,915

Health-care services (3.2%)
BioMarin Pharmaceuticals, Inc. (NON)	146,400	1,882,704
CIGNA Corp.	216,800	4,273,128
IMS Health, Inc.	206,700	2,596,152
McKesson Corp.	376,100	13,915,700
Omnicare, Inc.	330,900	8,507,439
UnitedHealth Group, Inc.	165,800	3,899,616
WellPoint, Inc. (NON)	199,400	8,526,344
		43,601,083

Homebuilding (0.4%)
D.R. Horton, Inc.	384,400	5,016,420
		5,016,420

Insurance (4.0%)
ACE, Ltd.	304,600	14,109,072
Arch Capital Group, Ltd. (NON)	53,600	3,097,008
Berkshire Hathaway, Inc. Class B (NON)	6,987	21,415,155
MetLife, Inc.	255,780	7,609,455
Travelers Cos., Inc. (The)	183,100	7,532,734
XL Capital, Ltd. Class A	167,100	1,589,121
		55,352,545

Investment banking/Brokerage (3.2%)
Ameriprise Financial, Inc.	424,900	11,196,115
Goldman Sachs Group, Inc. (The)	170,000	21,845,000
Invesco, Ltd.	388,300	5,715,776

Morgan Stanley	232,200	5,489,208
		44,246,099

Lodging/Tourism (0.5%)
Carnival Corp.	238,300	6,405,504
		6,405,504

Machinery (0.7%)
Caterpillar, Inc.	184,313	6,557,857
Joy Global, Inc.	125,200	3,192,600
		9,750,457

Manufacturing (0.1%)
Shaw Group, Inc. (NON)	46,800	1,569,204
		1,569,204

Media (2.1%)
Time Warner, Inc.	494,166	10,787,644
Viacom, Inc. Class B (NON)	177,300	3,411,252
Walt Disney Co. (The)	476,700	10,439,730
WPP PLC (United Kingdom)	562,372	3,852,453
		28,491,079

Medical technology (2.2%)
Becton, Dickinson and Co.	45,700	2,763,936
Boston Scientific Corp. (NON)	783,500	6,589,235
Hospira, Inc. (NON)	289,500	9,515,865
Medtronic, Inc.	370,300	11,849,600
		30,718,636

Metals (0.7%)
Cliffs Natural Resources, Inc.	146,100	3,369,066
Nucor Corp.	136,000	5,533,840
		8,902,906

Office equipment and supplies (0.8%)
Avery Dennison Corp.	119,900	3,445,926
Pitney Bowes, Inc.	325,400	7,985,316
		11,431,242

Oil and gas (11.4%)
BP PLC ADR (United Kingdom)	308,400	13,094,664
Chevron Corp.	617,400	40,810,140
ConocoPhillips	263,248	10,793,168
Exxon Mobil Corp.	677,900	45,195,593
Hess Corp.	21,754	1,191,902
Marathon Oil Corp.	158,100	4,695,570
Noble Energy, Inc.	59,300	3,365,275
Occidental Petroleum Corp.	435,800	24,531,182
Ultra Petroleum Corp. (NON)	158,700	6,792,360
XTO Energy, Inc.	166,650	5,776,089
		156,245,943

Pharmaceuticals (7.3%)
Abbott Laboratories	523,600	21,912,660
Eli Lilly & Co.	98,500	3,242,620
Johnson & Johnson	586,200	30,693,432
Merck & Co., Inc.	632,800	15,339,072
Pfizer, Inc.	1,380,200	18,439,472
Wyeth	248,100	10,519,440
		100,146,696

Power producers (0.7%)
AES Corp. (The) (NON)	744,600	5,264,322
NRG Energy, Inc. (NON)	255,700	4,597,486
		9,861,808

Railroads (0.9%)
Burlington Northern Santa Fe Corp.	137,030	9,246,784
CSX Corp.	98,100	2,902,779
		12,149,563

Real estate (0.8%)
Digital Realty Trust, Inc. (R)	156,727	5,643,739
Kimco Realty Corp. (R)	385,593	4,634,828
		10,278,567

Regional Bells (3.4%)
AT&T, Inc.	979,705	25,100,042
Qwest Communications International, Inc.	1,357,110	5,279,158
Verizon Communications, Inc.	549,200	16,662,728
		47,041,928

Restaurants (0.9%)

McDonald's Corp.	240,500	12,816,245
		12,816,245

Retail (6.1%)
CVS Caremark Corp.	336,110	10,681,576
Gap, Inc. (The)	330,600	5,137,524
Herbalife, Ltd. (Cayman Islands)	107,000	2,120,740
Home Depot, Inc. (The)	216,700	5,703,544
Kroger Co.	457,400	9,888,988
Macy's, Inc.	786,000	10,752,480
Safeway, Inc.	290,200	5,731,450
TJX Cos., Inc. (The)	176,600	4,939,502
Wal-Mart Stores, Inc.	560,100	28,229,040
		83,184,844

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	69,000	4,343,550
		4,343,550

Semiconductor (0.4%)
Atmel Corp. (NON)	523,800	2,011,392
Formfactor, Inc. (NON)	74,719	1,302,352
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	136,000	1,437,520
		4,751,264

Software (3.0%)
Microsoft Corp.	1,447,800	29,332,428
Oracle Corp.	469,500	9,080,130
Parametric Technology Corp. (NON)	248,700	2,773,005
		41,185,563

Technology (0.3%)
Affiliated Computer Services, Inc. Class A (NON)	97,500	4,717,050
		4,717,050

Technology services (2.7%)
Accenture, Ltd. Class A	337,163	9,922,707
Check Point Software Technologies (Israel) (NON)	246,200	5,704,454
Computer Sciences Corp. (NON)	73,200	2,705,472
Google, Inc. Class A (NON)	18,878	7,475,122
SAIC, Inc. (NON)	186,700	3,379,270
Yahoo!, Inc. (NON)	564,200	8,062,418
		37,249,443

Telecommunications (0.5%)
CenturyTel, Inc.	94,300	2,560,245
Sprint Nextel Corp. (NON)	1,133,500	4,942,060
		7,502,305

Tobacco (1.6%)
Altria Group, Inc.	418,300	6,830,839
Lorillard, Inc.	67,300	4,248,649
Philip Morris International, Inc.	304,800	11,033,760
		22,113,248

Trucks and parts (0.1%)
Autoliv, Inc. (Sweden)	42,108	1,038,804
		1,038,804

Total common stocks (cost $1,719,666,274)		$1,352,915,591

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
	Principal amount	Value

ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	$2,185,000	$2,185,000
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	4,835,000	5,221,800
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	4,808,000	5,120,520

Total convertible bonds and notes (cost $11,828,000)		$12,527,320

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Autoliv, Inc. $2.00 cv. pfd. (Sweden)	84,264	$3,020,022

Total convertible preferred stocks (cost $2,106,600)		$3,020,022

SHORT-TERM INVESTMENTS (0.6%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	8,001,173	$8,001,173

Total short-term investments (cost $8,001,173)		$8,001,173

TOTAL INVESTMENTS

Total investments (cost $1,741,602,047) (b)	$1,376,464,106

NOTES

(a) Percentages indicated are based on net assets of $1,367,064,167.

(b) The aggregate identified cost on a tax basis is $1,757,477,712, resulting in gross unrealized appreciation and depreciation of $40,076,966 and $421,090,572, respectively, or net unrealized depreciation of $381,013,606.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $8,561 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $12,052,108 and $12,322,571, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $408 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $13,320,452 and $5,319,279, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At April 30, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,351,862,470	$--

Level 2	24,601,636	--

Level 3	--	--

Total	$1,376,464,106	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009